Stockholders' Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 26, 2021 USD ($) $ / shares shares	Feb. 10, 2021 shares	Jun. 30, 2019 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 20, 2020 shares	Oct. 20, 2020 $ / shares	Jul. 06, 2020 $ / shares	Jun. 30, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized				1,060,000,000	1,174,094,678	1,174,094,678	880,000,000
Common stock, shares issued				217,650,055	412,963,780	412,963,780	400,000,000
Common stock, shares outstanding				217,650,055	412,963,780	412,963,780	400,000,000
Common stock issued and outstanding percentage					20.00%
Stock shares issued during the period for services value | $							$ 4,748
Aggregate fair value of common stock issued to common stockholder | $						$ 0	$ 5,011
In Process Research and Development [member]
Class of Stock [Line Items]
Stock shares issued during the period for services share							13,963,780
Stock shares issued during the period for services value | $							$ 4,700
Share price | $ / shares							$ 0.34
Discount rate used to discount the value of common stock							40.00%
Common Stock Shares Convertible From One Class To Another [member]
Class of Stock [Line Items]
Common stock shares convertible from one class to another conversion ratio								1
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized				1,000,000,000	880,000,000	880,000,000	880,000,000
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				216,650,055	118,869,102	118,869,102	400,000,000
Common stock, shares outstanding				216,650,055	118,869,102	118,869,102	400,000,000
Share price (in Dollars per share) | $ / shares	$ 10.28			$ 11.50					$ 10.00
Common stock shares voting rights		one vote per share				one vote
Aggregate fair value of common stock issued to common stockholder | $	$ 3,800
Number of shares decreased subject to repurchase under stock restriction agreement				1,101,240
Number of shares for repurchase option				15,153,602
Class A Common Stock | Founder [Member]
Class of Stock [Line Items]
Shares, Issued	368,408
Class A Common Stock | Two Shareholders [member]
Class of Stock [Line Items]
Percentage of the common stock shares outstanding owned by the shareholders					95.00%	95.00%
Class A Common Stock | Founder [Member]
Class of Stock [Line Items]
Common stock, shares outstanding								281,130,898
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized				60,000,000	294,094,678	294,094,678	0
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				1,000,000	294,094,678	294,094,678	0
Common stock, shares outstanding				1,000,000	294,094,678	294,094,678	0
Common stock shares voting rights						ten votes
Class B Common Stock | Founder [Member]
Class of Stock [Line Items]
Outstanding common stock, ownership percentage				100.00%
Class B Common Stock | Founder [Member]
Class of Stock [Line Items]
Percentage of the common stock shares outstanding owned by the shareholders					100.00%	100.00%
Number of days after terination of the founders relationship with the company within which the repurchase opton shall be excercised			120 days
Reduction in the number of shares subject to repurchase			5,154,066
Number of shares authorized for repurchase					92,773,196	92,773,196
Class B Common Stock | Share Exchange [member] | Founder [Member]
Class of Stock [Line Items]
Common stock, shares outstanding								294,094,678
Class B Common Stock | Forecast [Member] | Maximum [Member] | Prospective Conversion Of Class B Common Stock Into Class A Common Stock [member] | Founder [Member]
Class of Stock [Line Items]
Temporary equity shares outstanding								220,571,000
Series A Redeemable Convertible Preferred Stock [Member] | Founder [Member]
Class of Stock [Line Items]
Common stock, shares outstanding								12,963,780
Class A and Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock shares voting rights				one vote per share on all matters
Preferred Stock, Convertible, Shares Issuable				43,188,000
Voting descriptions				holders of Class A common stock do not participate in the election of the directors who are elected exclusively by the holders of Class B common stock. Holders of Class A and Class B common stock vote together as a single class on all matters, except that (i) the holders of Class B common stock have the right, voting as a separate class, to elect and remove without cause three directors plus at least 50% of any directors in excess of seven, and (ii) the approval of the holders of a majority of Class B common stock, voting as a separate class, is required for approval by the stockholders of any acquisition (whether by merger, sale of shares or sale of assets) or liquidation. There are no cumulative voting rights.
Panacea Acquisition Corp
Class of Stock [Line Items]
Preferred stock, shares authorized					5,000,000	5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Stockholders equity, description					Redemption of warrants when the price per share of Class common stock equals or exceeds $10.00 — Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding Public Warrants:    <table border="0" cellpadding="0" cellspacing="0" style="font-family: "times new roman"; font-size: 10pt; border-collapse: collapse; border-spacing: 0px;;margin : 0px auto;;text-align:left;;width:100%;"><tr style="font-size: 0px;"><td style="font-family: "times new roman";;width:98%;"></td></tr><tr style="font-family: times new roman; font-size: 10pt; page-break-inside: avoid;"><td style="vertical-align:bottom;"> • in whole and not in part; </td></tr><tr style="font-size: 1pt;"><td style="font-family: "times new roman";;height:8;"> </td></tr><tr style="font-family: times new roman; font-size: 10pt; page-break-inside: avoid;"><td style="vertical-align:bottom;"> • at a price of $0.10 per warrant provided that holders will be able to exercise their warrants prior to redemption and receive that number of shares of Class A common stock determined based on the redemption date and the “fair market value” of the Company’s Class A common stock; </td></tr><tr style="font-size: 1pt;"><td style="font-family: "times new roman";;height:8;"> </td></tr><tr style="font-family: times new roman; font-size: 10pt; page-break-inside: avoid;"><td style="vertical-align:bottom;"> • upon a minimum of 30 days’ prior written notice of redemption; </td></tr><tr style="font-size: 1pt;"><td style="font-family: "times new roman";;height:8;"> </td></tr><tr style="font-family: times new roman; font-size: 10pt; page-break-inside: avoid;"><td style="vertical-align:bottom;"> • if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; </td></tr><tr style="font-size: 1pt;"><td style="font-family: "times new roman";;height:8;"> </td></tr><tr style="font-family: times new roman; font-size: 10pt; page-break-inside: avoid;"><td style="vertical-align:bottom;"> • if, and only if, there is an effective registration statement covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto is available throughout the 30-day period after the written notice of redemption is given. </td></tr></table>  <table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>
Share price (in Dollars per share) | $ / shares					$ 18.00	18.00
Share price | $ / shares					$ 11.60	$ 11.60				$ 8.50
Panacea Acquisition Corp | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares											$ 0.0001
Panacea Acquisition Corp | Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized					500,000,000	500,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Common stock, shares issued					3,432,888	3,432,888
Common stock, shares outstanding		216,650,055			3,432,888	3,432,888
Common stock subject to possible redemption					11,429,612	11,429,612
Stockholders equity, description					Redemptions of warrants when the price of Class A common stock equals or exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the Public Warrants:    <table border="0" cellpadding="0" cellspacing="0" style="font-family: "times new roman"; font-size: 10pt; border-collapse: collapse; border-spacing: 0px;;margin : 0px auto;;text-align:left;;width:100%;"><tr style="font-size: 0px;"><td style="font-family: "times new roman";;width:98%;"></td></tr><tr style="font-family: times new roman; font-size: 10pt; page-break-inside: avoid;"><td style="vertical-align:bottom;"> • in whole and not in part; </td></tr><tr style="font-size: 1pt;"><td style="font-family: "times new roman";;height:8;"> </td></tr><tr style="font-family: times new roman; font-size: 10pt; page-break-inside: avoid;"><td style="vertical-align:bottom;"> • at a price of $0.01 per warrant; </td></tr><tr style="font-size: 1pt;"><td style="font-family: "times new roman";;height:8;"> </td></tr><tr style="font-family: times new roman; font-size: 10pt; page-break-inside: avoid;"><td style="vertical-align:bottom;"> • upon not less than 30 days’ prior written notice of redemption, or the 30-day redemption period, to each warrant holder; and </td></tr><tr style="font-size: 1pt;"><td style="height:8;"> </td></tr><tr style="font-family: times new roman; font-size: 10pt; page-break-inside: avoid;"><td style="vertical-align:bottom;"> • if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders. </td></tr></table>      If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.  <table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>
Share price (in Dollars per share) | $ / shares									$ 10.00
Panacea Acquisition Corp | Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized					20,000,000	20,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Common stock, shares issued					3,593,750	3,593,750
Common stock, shares outstanding		1,000,000			3,593,750	3,593,750